EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on September 4, 2020 (Accession No. 0001193125-20-239858), to the Prospectus dated May 1, 2020, as supplemented, for the Class IA, IB and K shares of the EQ/Global Equity Managed Volatility Portfolio, a series of EQ Advisors Trust.